SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.1%

Commercial Services - 5.1%
Booz Allen Hamilton Holding Corp.	3,200	295,520
Brink’s Co.	1,825	88,403
Colliers International Group, Inc.	2,050	187,903
FTI Consulting, Inc. *	850	140,853
World Fuel Services Corp.	8,675	203,342

		916,021

Consumer Durables - 3.0%
BRP, Inc.	1,275	78,489
Helen of Troy, Ltd. *	750	72,330
MDC Holdings, Inc.	4,050	111,051
National Presto Industries, Inc.	750	48,787
Thor Industries, Inc.	2,300	160,954
YETI Holdings, Inc. *	2,700	77,004

		548,615

Consumer Non-Durables - 2.0%
Crocs, Inc. *	1,375	94,408
Sensient Technologies Corp.	2,450	169,883
Wolverine World Wide, Inc.	5,800	89,262

		353,553

Consumer Services - 2.9%
Nexstar Media Group, Inc.	2,250	375,412
Vail Resorts, Inc.	700	150,948

		526,360

Electronic Technology - 6.1%
Coherent Corp. *	2,450	85,382
Entegris, Inc.	991	82,273
MKS Instruments, Inc.	3,275	270,646
Monolithic Power Systems, Inc.	1,200	436,080
Power Integrations, Inc.	3,400	218,688

		1,093,069

Energy Minerals - 2.4%
Northern Oil & Gas, Inc.	1,800	49,338
Oasis Petroleum, Inc.	2,810	384,324

		433,662

Finance - 28.0%
Air Lease Corp.	4,225	131,017
American Financial Group, Inc.	1,875	230,494
Artisan Partners Asset Management, Inc.	6,300	169,659
Associated Banc-Corp.	10,100	202,808
Axis Capital Holdings, Ltd.	6,300	309,645
Broadstone Net Lease, Inc.	11,800	183,254
Carlyle Group, Inc.	8,075	208,658
CNO Financial Group, Inc.	14,000	251,580
CubeSmart	5,250	210,315
Essential Properties Realty Trust, Inc.	10,050	195,473
Evercore Partners, Inc.	2,425	199,456
H&E Equipment Services, Inc.	8,700	246,558
Hannon Armstrong Sust. Inf. Cap., Inc.	4,825	144,412
Hanover Insurance Group, Inc.	1,275	163,378
Hercules Capital, Inc.	13,100	151,698
M&T Bank Corp.	2,174	383,320
Old National Bancorp	20,675	340,517
Physicians Realty Trust	11,250	169,200

Name of Issuer	Quantity	Fair Value ($)

Piper Sandler Cos	1,450	151,873
PotlatchDeltic Corp.	2,810	115,322
Provident Financial Services, Inc.	11,075	215,963
Stifel Financial Corp.	6,000	311,460
STORE Capital Corp.	6,225	195,029
Western Alliance Bancorp	2,775	182,429

		5,063,518

Health Services - 4.2%
Addus HomeCare Corp. *	2,575	245,243
Encompass Health Corp.	4,200	189,966
Tenet Healthcare Corp. *	6,400	330,112

		765,321

Health Technology - 6.4%
AtriCure, Inc. *	3,500	136,850
Atrion Corp.	250	141,250
Bio-Techne Corp.	325	92,300
Halozyme Therapeutics, Inc. *	6,175	244,160
Inmode, Ltd. *	6,250	181,937
Seres Therapeutics, Inc. *	22,800	146,376
STERIS, PLC	975	162,123
Twist Bioscience Corp. *	1,425	50,217

		1,155,213

Industrial Services - 4.8%
EMCOR Group, Inc.	2,400	277,152
KBR, Inc.	10,775	465,696
MYR Group, Inc. *	1,400	118,622

		861,470

Non-Energy Minerals - 2.8%
AZEK Co., Inc. *	5,700	94,734
Commercial Metals Co.	3,950	140,146
Eagle Materials, Inc.	1,575	168,808
MP Materials Corp. *	3,575	97,598

		501,286

Process Industries - 5.4%
Avient Corp.	2,125	64,388
Cabot Corp.	700	44,723
Huntsman Corp.	4,650	114,111
Mativ Holdings, Inc.	3,428	75,690
Olin Corp.	7,625	326,960
Scotts Miracle-Gro Co.	1,300	55,575
Silgan Holdings, Inc.	5,800	243,832
Stepan Co.	475	44,493

		969,772

Producer Manufacturing - 11.0%
AGCO Corp.	1,350	129,829
AZZ, Inc.	3,650	133,262
Belden, Inc.	3,175	190,563
Carlisle Cos, Inc.	1,175	329,482
Crane Holdings Co.	3,275	286,694
Donaldson Co., Inc.	3,275	160,508
EnPro Industries, Inc.	2,050	174,209
Hubbell, Inc.	1,225	273,175
Lincoln Electric Holdings, Inc.	1,325	166,579
Regal Rexnord Corp.	1,042	146,255

		1,990,556

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 2.3%
Boot Barn Holdings, Inc. *	3,700	216,302
Casey’s General Stores, Inc.	1,025	207,583

		423,885

Technology Services - 3.0%
Altair Engineering, Inc. *	800	35,376
Globant SA *	1,625	304,005
nCino, Inc. *	4,800	163,728
Science Applications International Corp.	500	44,215

		547,324

Transportation - 4.0%
Knight-Swift Transportation Holdings, Inc.	4,925	240,980
Marten Transport, Ltd.	8,450	161,902
TFI International, Inc.	3,475	314,418

		717,300

Utilities - 1.7%
Black Hills Corp.	3,400	230,282
Spire, Inc.	1,325	82,587

		312,869

Total Common Stocks (cost: $15,280,699)		17,179,794

Short-Term Securities - 4.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $869,887)	869,887	869,887

Total Investments in Securities - 99.9% (cost $16,150,586)		18,049,681

Other Assets and Liabilities, net - 0.1%		13,064

Net Assets - 100.0%		$18,062,745

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	17,179,794	—	—	17,179,794
Short-Term Securities	869,887	—	—	869,887

Total:	18,049,681	—	—	18,049,681

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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